UNAUDITED SUPPLEMENTAL OIL AND GAS DISCLOSURES - SEC Oil and Gas Reserve Information other (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) MBoe	Dec. 31, 2017 MBoe	Dec. 31, 2016 MBoe
UNAUDITED SUPPLEMENTAL OIL AND GAS DISCLOSURES
Proved undeveloped reserves (MBoe)	66,044	31,335	16,997
Extensions and discoveries (MBoe)	11,904	12,386	7,500
Duration over which future development costs expects to fund with operating cash flows	5 years
Future development costs associated with proved undeveloped reserves | $	$ 1,103.5
Expected proved reserves operating cash flows | $	$ 1,749.0
Expected duration within which reserves will be spud	5 years
Revisions of previous estimates (MBoe)	(10,716)	(1,972)	(2,141)
Eagle Ford
UNAUDITED SUPPLEMENTAL OIL AND GAS DISCLOSURES
Proved undeveloped reserves (MBoe)	66,044	31,335
Increase in proved undeveloped reserves	34,709
Extensions and discoveries	11,904
Extensions and discoveries (MBoe)	11,904	12,386	7,500
Purchases of reserves in-place	41,069
Revisions of previous estimates	9,303
Conversion to proved developed reserves	8,961
Revisions of previous estimates (MBoe)	(10,716)	(1,972)	(2,141)